CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Employee Stock Notes Receivable [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 26, 2009	$ 19,285	$ 132,765	$ 409,278	$ 3,633	$ (1,743)	$ 5,728	$ 568,946
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings			17,411			2,500	19,911
Foreign currency translation adjustment				532		165	697
Capital contribution from noncontrolling interest						450	450
Purchase of additional noncontrolling interest		(295)				(932)	(1,227)
Distributions to noncontrolling interest						(1,244)	(1,244)
Cash dividends			(7,727)				(7,727)
Issuance of shares under employee stock plans	111	2,222					2,333
Issuance of shares under stock grant programs	74	140					214
Issuance of shares under deferred compensation plans	9	(9)					0
Repurchase of shares	(145)		(4,854)				(4,999)
Tax benefits from non-qualified stock options exercised		598					598
Expense associated with share-based compensation arrangements		2,418					2,418
Accrued expense under deferred compensation plans		776					776
Issuance of shares in exchange for employee stock notes receivable	1	49			(50)		0
Note receivable adjustment	(2)	(91)			42		(51)
Payments received on employee stock notes receivable					81		81
Balance at Dec. 25, 2010	19,333	138,573	414,108	4,165	(1,670)	6,667	581,176
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings			4,549			1,364	5,913
Foreign currency translation adjustment				(565)		(502)	(1,067)
Capital contribution from noncontrolling interest						80	80
Purchase of additional noncontrolling interest						(402)	(402)
Distributions to noncontrolling interest						(1,413)	(1,413)
Cash dividends			(7,818)				(7,818)
Issuance of shares under employee stock plans	137	2,834					2,971
Issuance of shares under stock grant programs	150	8	9				167
Issuance of shares under deferred compensation plans	8	(8)					0
Tax benefits from non-qualified stock options exercised		684					684
Expense associated with share-based compensation arrangements		1,361					1,361
Accrued expense under deferred compensation plans		744					744
Note receivable adjustment	(4)	(208)			209		(3)
Payments received on employee stock notes receivable					206		206
Balance at Dec. 31, 2011	19,624	143,988	410,848	3,600	(1,255)	5,794	582,599
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings			23,934			2,076	26,010
Foreign currency translation adjustment				658		322	980
Capital contribution from noncontrolling interest						436	436
Distributions to noncontrolling interest						(871)	(871)
Cash dividends			(7,905)				(7,905)
Issuance of shares under employee stock plans	90	1,971					2,061
Issuance of shares under stock grant programs	50	37	10				97
Issuance of shares under deferred compensation plans	37	(37)					0
Tax benefits from non-qualified stock options exercised		765					765
Expense associated with share-based compensation arrangements		1,270					1,270
Accrued expense under deferred compensation plans		1,836					1,836
Note receivable adjustment	(1)	(25)			27		1
Payments received on employee stock notes receivable					246		246
Balance at Dec. 29, 2012	$ 19,800	$ 149,805	$ 426,887	$ 4,258	$ (982)	$ 7,757	$ 607,525